Changes in equity and earnings per share (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during 2021:

Issued capital
Issued capital	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736

Of which:
Ordinary shares	1 693
Restricted shares	326

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar
At the end of the previous year	47.0	(4 911)	(3 530)
Changes during the period	(7.5)	710	(690)

	39.5	(4 201)	(4 220)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2021	(29 234)	376	(1 983)	(30 841)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1 347)	—	—	(1 347)
Cash flow hedges	—	184	—	184
Re-measurements of post-employment benefits	—	—	(5)	(5)

Other comprehensive income/(loss)	(1 347)	184	(5)	(1 168)

As per 30 June 2021	(30 581)	560	(1 988)	(32 009)

The increase in translation reserves is primarily related to the combined effect of the weakening of the closing rates of the Peruvian Sol, the Colombian pesos and the Euro, and the strengthening of the South African rand and the Brazilian real, which resulted in a foreign exchange translation adjustment of 1 347m US dollar as of 30 June 2021 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2020	(19 936)	397	(1 740)	(21 279)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(13 583)	—	—	(13 583)
Cash flow hedges	—	300	—	300
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture	645	(219)	—	426
Re-measurements of post-employment benefits	—	—	(1)	(1)

Other comprehensive income/(loss)	(12 938)	81	(1)	(12 858)

As per 30 June 2020	(32 874)	478	(1 741)	(34 137)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for the
six-month
period ended 30 June 2021 is based on the profit attributable to equity holders of AB InBev of 2 458m US dollar (30 June 2020: (1 900)m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2021	2020
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 972	1 959
Effect of stock lending	30	30
Effect of delivery of treasury shares	2	6

Weighted average number of ordinary and restricted shares at 30 June	2 004	1 995

The calculation of diluted earnings per share for the
six-month
period ended 30 June 2021 is based on the profit attributable to equity holders of AB InBev of 2 458m US dollar (30 June 2020: (1 900)m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2021	2020
Weighted average number of ordinary and restricted shares at 30 June	2 004	1 995
Effect of share options, warrants and restricted stock units	41	39

Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 045	2 034

The calculation of earnings per share before exceptional items and discontinued operations is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to the profit attributable to equity holders of AB InBev is calculated as follows:

For the six-month period ended 30 June Million US dollar	2021	2020
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	2 924	76
Exceptional items, before taxes (refer to Note 7)	(217)	(2 796)
Exceptional finance income/(cost), before taxes (refer to Note 8)	(299)	(1 388)
Exceptional taxes (refer to Note 7)	42	107
Exceptional non-controlling interest (refer to Note 7)	7	46
Profit from discontinued operations (refer to Note 16)	—	2 055

Profit/(loss) attributable to equity holders of AB InBev	2 458	(1 900)

The calculation of the Underlying EPS is based on the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev to the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev, is calculated as follows:

For the six-month period ended 30 June Million US dollar	2021	2020
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	2 606	1 805
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 8)	348	(1 724)
Hyperinflation impacts	(30)	(5)

Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	2 924	76

Summary of Calculation of EPS
The table below sets out the EPS calculation:

For the six-month period ended 30 June Million US dollar	2021	2020
Profit/(loss) attributable to equity holders of AB InBev	2 458	(1 900)
Weighted average number of ordinary and restricted shares	2 004	1 995

Basic EPS from continuing and discontinued operations	1.23	(0.95)

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	2 458	(3 955)
Weighted average number of ordinary and restricted shares	2 004	1 995

Basic EPS from continuing operations	1.23	(1.98)

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	2 924	76
Weighted average number of ordinary and restricted shares	2 004	1 995

Basic EPS from continuing operations before exceptional items	1.46	0.04

Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	2 606	1 805
Weighted average number of ordinary and restricted shares	2 004	1 995

Underlying EPS	1.30	0.90

Profit/(loss) attributable to equity holders of AB InBev	2 458	(1 900)
Weighted average number of ordinary and restricted shares (diluted)	2 045	1 995

Diluted EPS from continuing and discontinued operations	1.20	(0.95)

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	2 458	(3 955)
Weighted average number of ordinary and restricted shares (diluted)	2 045	1 995

Diluted EPS from continuing operations	1.20	(1.98)

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	2 924	76
Weighted average number of ordinary and restricted shares (diluted)	2 045	2 034

Diluted EPS from continuing operations before exceptional items	1.43	0.04